Commitments and Contingencies (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2019	Apr. 30, 2018	Mar. 31, 2020	Dec. 31, 2015
Unpaid bonus compensation		$ 300,000
Board fees expensed	$ 175,000		$ 105,000
Board fees to be recognized	450,000		322,000
Five Board Members [Member]
Aggregate board fees	$ 450,000		$ 450,000
bBooth, Inc. [Member]
Unpaid bonus compensation				$ 300,000